Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Global Small Cap Fund
Issuer	Chewy Inc.
Ticker/Cusip	CHWY (16679L109)
Principal Amount (US$)	$1,023,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$22,000
Amount Purchased (Foreign$)	N/A
Trade Date	06/14/2019
Price (US$)	22.00
Price-Foreign	N/A
Underwriter	Morgan Stanley
Other Syndicate Members:
JP Morgan, Allen & Company LLC, Bank of America Merrill Lynch, Barclays Capital, BC Partners, Jefferies LLC, RBC Capital Markets, UBS Securities LLC, Wells Fargo Securities LLC, Nomura Securities International, Raymond James, William Blair & Co LLC

Underwriting Spread	5.00%
Currency	USD

Fund	Focused International Growth Fund
Issuer	Recruit Holdings Co LTD
Ticker/Sedol	6098.T (BQRRZ00)
Principal Amount (US$)	$3,489,887,588
Principal Amount (Foreign$)	JPY 374,098,500,000
Amount Purchased (US$)	$17,234.01
Amount Purchased (Foreign$)	JPY 1,847,400
Trade Date	09/10/2019
Price (US$)	28.723
Price-Foreign	JPY 3,079
Underwriter	Morgan Stanley & Co International PLC
Other Syndicate Members:
Nomura Securities Co., Ltd, BofA Merrill Lynch, Goldman Sachs Japan Co., Ltd, Mizuho Securities Co., Ltd, SMBC Nikko Securities Inc., Mitsubishi UFJ Morgan Stanley Securities Co., Ltd, Merrill Lynch International, Daiwa Securities Co. Ltd, Goldman Sachs International, Mizuho International PLC, Merrill Lynch Japan Securities Co., Ltd, Nomura International PLC, SMBC Nikko Capital Markets Limited

Underwriting Spread	3.042%
Currency	JPY

Fund	International Growth Fund
Issuer	Recruit Holdings Co LTD
Ticker/Sedol	6098.T (BQRRZ00)
Principal Amount (US$)	$3,489,887,588
Principal Amount (Foreign$)	JPY 374,098,500,000
Amount Purchased (US$)	$2,947,016.19
Amount Purchased (Foreign$)	JPY 315,905,400
Trade Date	09/10/2019
Price (US$)	28.723
Price-Foreign	JPY 3,079
Underwriter	Morgan Stanley & Co International PLC
Other Syndicate Members:
Nomura Securities Co., Ltd, BofA Merrill Lynch, Goldman Sachs Japan Co., Ltd, Mizuho Securities Co., Ltd, SMBC Nikko Securities Inc., Mitsubishi UFJ Morgan Stanley Securities Co., Ltd, Merrill Lynch International, Daiwa Securities Co. Ltd, Goldman Sachs International, Mizuho International PLC, Merrill Lynch Japan Securities Co., Ltd, Nomura International PLC, SMBC Nikko Capital Markets Limited

Underwriting Spread	3.042%
Currency	JPY

Fund	NT International Growth Fund
Issuer	Recruit Holdings Co LTD
Ticker/Sedol	6098.T (BQRRZ00)
Principal Amount (US$)	$3,489,887,588
Principal Amount (Foreign$)	JPY 374,098,500,000
Amount Purchased (US$)	$1,760,741.64
Amount Purchased (Foreign$)	JPY 188,742,700
Trade Date	09/10/2019
Price (US$)	28.723
Price-Foreign	JPY 3,079
Underwriter	Morgan Stanley & Co International PLC
Other Syndicate Members:
Nomura Securities Co., Ltd, BofA Merrill Lynch, Goldman Sachs Japan Co., Ltd, Mizuho Securities Co., Ltd, SMBC Nikko Securities Inc., Mitsubishi UFJ Morgan Stanley Securities Co., Ltd, Merrill Lynch International, Daiwa Securities Co. Ltd, Goldman Sachs International, Mizuho International PLC, Merrill Lynch Japan Securities Co., Ltd, Nomura International PLC, SMBC Nikko Capital Markets Limited

Underwriting Spread	3.042%
Currency	JPY